Accrued Expenses (Details) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Payables and Accruals [Abstract]
Accrued payroll and bonus	$ 12.4	$ 13.2
Other accrued expenses	63.6	54.8
Total	$ 76.0	$ 68.0